Annual Fund Operating Expenses - LVIP Delaware Bond Fund	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.37%
Service Class
Operating Expenses:
Management Fee	0.31%
Distribution and/or Service (12b-1) fees	0.35%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.72%